CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Financial derivatives	€ 11,565	€ 38,636
Other financial assets	1,935	1,448
Current financial assets	€ 13,500	€ 40,084